Goodwill (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Goodwill
Schedule of changes in the carrying amount of goodwill by segment

		Global Retail
	Healthcare	and Other
December 31, 2015	$1,147,771	$49,273
Foreign currency translation and other	—	(694)
September 30, 2016	$1,147,771	$48,579

	December 31, 2015		December 31, 2014
	Healthcare	Global Retail and Other	Healthcare	Global Retail and Other
Beginning balance	$1,147,396	$49,957	$319,234	$50,570
Acquisitions	—	—	828,162	—
Purchase price adjustments	979	—	—	—
Foreign currency translation and other	(604)	(684)	—	(613)
Ending balance	$1,147,771	$49,273	$1,147,396	$49,957